Debt - Schedule of the Company's Debt (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Other		$ 0.0		$ 8.8
Unamortized debt issuance costs	$ (10.9)	(11.3)		0.0
Total debt	607.5	587.0		8.8
Less: current portion	0.0	0.0		(8.8)
Long-term debt	607.5	587.0		0.0
8.25% Senior Notes Due October 15, 2024
Debt Instrument [Line Items]
Senior notes	300.0	300.0	$ 300.0	0.0
Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Credit facility	298.4	298.3		$ 0.0
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility	$ 20.0	$ 0.0